Trade and other receivables - Credit Loss Allowance (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Expected credit loss allowance, beginning balance	£ (4,258)
Expected credit loss allowance, ending balance	(3,296)	£ (4,258)
Trade receivables | Impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Expected credit loss allowance, beginning balance	36	29
Exchange adjustments		(1)
Charge for the year	43	38
Subsequent recoveries of amounts provided for	(27)	(25)
Utilised	(10)	(5)
Expected credit loss allowance, ending balance	£ 42	£ 36